Income from operations - Disaggregation of Sales per segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Line Items]
Total sales from contracts with customers	€ 17,461	€ 17,667	€ 17,779
Sales from other sources	373	354	390
Total sales	17,834	18,021	18,169
Diagnosis & Treatment
Income from operations [Line Items]
Total sales from contracts with customers	8,443	8,725	8,749
Sales from other sources	88	65	76
Total sales	8,531	8,790	8,825
Connected Care
Income from operations [Line Items]
Total sales from contracts with customers	4,792	4,845	4,824
Sales from other sources	284	289	314
Total sales	5,076	5,134	5,138
Personal Health
Income from operations [Line Items]
Total sales from contracts with customers	3,672	3,486	3,602
Sales from other sources	1	0	0
Total sales	3,673	3,486	3,602
Other
Income from operations [Line Items]
Total sales from contracts with customers	554	611	604
Sales from other sources	0	0	0
Total sales	554	611	604
Sales at a point in time
Income from operations [Line Items]
Total sales from contracts with customers	12,219	12,385	12,569
Sales at a point in time | Diagnosis & Treatment
Income from operations [Line Items]
Total sales from contracts with customers	5,286	5,655	5,768
Sales at a point in time | Connected Care
Income from operations [Line Items]
Total sales from contracts with customers	3,042	2,959	2,970
Sales at a point in time | Personal Health
Income from operations [Line Items]
Total sales from contracts with customers	3,659	3,471	3,586
Sales at a point in time | Other
Income from operations [Line Items]
Total sales from contracts with customers	232	300	245
Sales over time
Income from operations [Line Items]
Total sales from contracts with customers	5,241	5,282	5,210
Sales over time | Diagnosis & Treatment
Income from operations [Line Items]
Total sales from contracts with customers	3,157	3,070	2,980
Sales over time | Connected Care
Income from operations [Line Items]
Total sales from contracts with customers	1,749	1,886	1,854
Sales over time | Personal Health
Income from operations [Line Items]
Total sales from contracts with customers	13	15	16
Sales over time | Other
Income from operations [Line Items]
Total sales from contracts with customers	€ 322	€ 311	€ 360